Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 11, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 11, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 08, 2015
Prospectus Date	rr_ProspectusDate	May 08, 2015
Supplement [Text Block]	cik0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives™ Equity Fund
Supplement dated June 12, 2015 ■ Prospectus dated May 8, 2015

AC ALTERNATIVES EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Overlay, Event Driven and Trading Strategies	PWP

Supplement [Text Block]	cik0000908186_SupplementTextBlock
Sirios Capital Management, L.P. is added to the Underlying Subadvisors (Security Selection) section on page 6 of the statutory prospectus.

The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 9 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Overlay, Event Driven and Trading Strategies	PWP

The following is inserted as the last paragraph of the Subadvisors section on page 13 of the statutory prospectus.

Sirios Capital Management, L.P., founded in 1999, is a fundamentally-driven investment firm located at One International Place, Boston, MA. John F. Brennan, Jr. is the Managing Director and co-founder. Sirios provides investment advisory services on a discretionary basis to a variety of clients, including mutual funds, private funds, and UCITS. As of May 31, 2015, Sirios had approximately $3.68 billion in assets under management.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86257 1506